Fair Values of Financial Instruments and Interest Rate Risk - Assets Re-Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 88,524	$ 91,299
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,012	4,955
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	83,512	86,344
Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,771	3,279
Other real estate owned	364	951
Fair Value	4,135	4,230
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned	0	0
Fair Value	0	0
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	0	0
Other real estate owned	0	0
Fair Value	0	0
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,771	3,279
Other real estate owned	364	951
Fair Value	4,135	4,230
Total liabilities at fair value	$ 0	$ 0